Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments and other current assets [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Prepaid advertising fees	2,780	2,646	2,789
Prepaid rental fees	893	1,521	2,285
Rental and other deposits	2,118	450	929
Prepaid to groupbuying merchants	1,886	419	-
Prepaid business tax and surcharges	368	-	-
Input VAT	-	-	1,106
Prepaid professional fees	-	468	-
Employee advances	157	305	519
Interest receivable	2	2	481
Prepayment for purchase of assets	102	230	404
Others	667	255	470
Total	8,973	6,296	8,983